(Impairment), reversal of impairment and gain (losses) on disposal of non-current assets (Tables)	12 Months Ended
Dec. 31, 2024
Impairment Reversal Of Impairment And Gain Losses On Disposal Of Non-current Assets
Schedule of impairment test on assets related to nickel operations

2024
Measurement of recoverable value	FVLCD
Discount rate	5.0%-6.0%
Period of cash flow projections	2035-2049
Range of nickel forecasted prices	US$/t 16,662 – 21,000

Schedule of impairment test for the goodwill

	2024	2023
Carrying amount	1,655	1,789
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	5.0%-6.0%	5.6% - 5.9%
Period of cash flow projections	2035-2049	2034-2048
Range of nickel forecasted prices	US$/t 16,662 – 21,000	US$/t 18,000 – 23,000
Sensitivity of key assumptions	A 19.2% reduction in the long-term prices of all commodities or a 5.7% reduction in volumes would, alone, result in an estimated recoverable amount equal to the carrying value.	A 14.2% reduction in the long-term prices of all commodities or a 4.3% reduction in volumes would, alone, result in an estimated recoverable amount equal to the carrying value.

Goodwill allocated to iron ore and pellet operations

	2024	2023
Carrying amount	1,152	1,473
Impairment testing results	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.	The recoverable amount of the operating segments is higher than the carrying amount, and therefore, there is no impairment to be recognized.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.2%	7.0%
Period of cash flow projections	2054	2053
Range of iron ore forecasted prices	US$/t 78 – 95	US$/t 75 - 98
Sensitivity of key assumptions	A 25% reduction in the long-term prices of all commodities or a 57% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.	A 34% reduction in the long-term prices of all commodities or a 61% reduction in reserves would, alone, result in an estimated recoverable amount equal to the carrying value.

Other intangibles - Research and development project (note 18)

	2024	2023
Carrying amount	445	568
Impairment testing results	The recoverable amount of the CGU is higher than the carrying amount, and therefore, there is no impairment to be recognised.	The recoverable amount of the CGU is higher than the carrying amount, and therefore, there is no impairment to be recognised.
Measurement of recoverable value	FVLCD	FVLCD
Discount rate	7.2%	7.0%
Useful life	16 years of useful life	16 years of useful life
Range of iron ore forecast prices	US$/t 78– 95	US$/t 80 - 98
Sensitivity of key assumptions	A 12.3% reduction in the prices of all commodities or a 54.8% reduction in processing and beneficiating iron ore volumes would, alone, result in an estimated recoverable amount equal to the carrying value of this CGU.	A 7,5% reduction in the prices of all commodities or a 67% reduction in processing and beneficiating iron ore volumes would, alone, result in an estimated recoverable amount equal to the carrying value of this CGU.